Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	$ 19,723	$ 956,492
Mr. Gang Lai [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Total due to related parties		$ 956,492
Mrs. Lin Yang [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	$ 19,723